SEGMENTAL INFORMATION	6 Months Ended
Jun. 30, 2012
SEGMENTAL INFORMATION [Abstract]
SEGMENTAL INFORMATION

5.                                      SEGMENTAL INFORMATION

The Partnership has not presented segmental information as the Partnership considers that it operates in one reportable segment, the LNG market. During the three and six months ended June 30, 2012 and 2011, the Partnership's fleet operated under time charters and in particular with four charterers, Petrobras, DUSUP, Pertamina and BG Group plc. In time charters, the charterer, not the Partnership, controls the choice of which routes the Partnership's vessel will serve. These routes can be worldwide except for the Partnership's FSRUs which operate at specific locations. Accordingly, the Partnership's management, including the chief operating decision makers, does not evaluate the Partnership's performance either according to customer or geographical region.

For the three and six months ended June 30, 2012 and 2011, revenues from the following customers accounted for over 10% of the Partnership's consolidated and combined revenues:

	Three months ended June 30,				Six months ended June 30,
(in thousands of $)	2012		2011		2012		2011
Petrobras	23,810	46%	23,611	47%	47,249	46%	46,011	46%
DUSUP	12,018	24%	11,364	22%	24,035	24%	23,145	23%
Pertamina	9,353	18%	9,704	19%	18,384	18%	18,985	19%
BG Group plc	6,302	12%	6,203	12%	12,603	12%	12,410	12%